General information (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Millions					1 Months Ended		12 Months Ended
	May 02, 2017 USD ($)	May 02, 2017 GBP (£)	Feb. 10, 2017	Feb. 08, 2017	May 31, 2017 USD ($)	May 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2018 USD ($) subsidiary	Dec. 31, 2018 GBP (£) subsidiary £ / shares shares	Dec. 31, 2017 GBP (£)	May 31, 2017 $ / shares shares	Apr. 26, 2017 £ / shares shares	Apr. 26, 2017 $ / shares shares	Jul. 29, 2016 £ / shares shares
Disclosure of classes of share capital [line items]
Number of subsidiaries | subsidiary							2	2
Consolidation of shares			0.02	0.02			0.02	0.02
Number of units issued (in shares)								1,555,796,345					31,115,926
Shares issued price (in dollars or pounds per share) | £ / shares								£ 0.02873					£ 1.4365
Gross proceeds from the April 2017 Global Offering	$ 90.3	£ 70,000						£ 0	£ 70,032
Global Offering
Disclosure of classes of share capital [line items]
Number of units issued (in shares)											47,399,001	47,399,001
Gross proceeds from the April 2017 Global Offering					$ 89.9	£ 70,000	$ 89.9	70,000
IPO
Disclosure of classes of share capital [line items]
Number of units issued (in shares)											5,768,000	5,768,000
Shares issued price (in dollars or pounds per share) | $ / shares												$ 13.50
Gross proceeds from the April 2017 Global Offering							$ 90.3	70,300
Private Placement
Disclosure of classes of share capital [line items]
Number of units issued (in shares)											1,255,001	1,255,001
Shares issued price (in dollars or pounds per share) | £ / shares											£ 1.32
Gross proceeds from the April 2017 Global Offering | £								80,000
Shareholder Private Placement
Disclosure of classes of share capital [line items]
Number of units issued (in shares)						254,099				254,099	254,099	254,099
Shares issued price (in dollars or pounds per share) | £ / shares						£ 1.32					£ 1.32
Gross proceeds from the April 2017 Global Offering | £						£ 300		£ 300
Over-Allotment Option
Disclosure of classes of share capital [line items]
Gross proceeds from the April 2017 Global Offering | $					$ 9.9
Over-Allotment Option | ADS
Disclosure of classes of share capital [line items]
Number of units issued (in shares)						733,738				733,738
Shares issued price (in dollars or pounds per share) | $ / shares										$ 13.50
Over-Allotment Option | Ordinary shares
Disclosure of classes of share capital [line items]
Number of units issued (in shares)						5,869,904				5,869,904